REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2025
REVERSE STOCK SPLIT
REVERSE STOCK SPLIT

NOTE 21: REVERSE STOCK SPLIT

At a special meeting of stockholders held on January 15, 2026, the stockholders of the Company approved a reverse stock split of the Company’s Common Stock at a ratio between 1-for-5 and 1-for-50, with the final ratio to be determined by the Company’s Board of Directors (the “Board”) in its discretion.

The Board subsequently approved a 1-for-32 reverse stock split (the “Reverse Stock Split”) and authorized the Company to effect the Reverse Stock Split for state law purposes at 4:01 p.m. Eastern Time on April 17, 2026 (the “Effective Time”), such that the Company’s common stock began trading at market open on April 20, 2026 on a post-Reverse Stock Split-adjusted basis.

Mechanics of the Reverse Stock Split

As a result of the Reverse Stock Split, every 32 shares of the Company’s Common Stock issued and outstanding were automatically combined and converted into one (1) share of Common Stock, with any resulting fractional shares rounded up to the nearest whole share. The Reverse Stock Split did not change the par value of the common stock or the number of authorized shares.

Impact on Shares Outstanding

The following table sets forth the number of shares of Common Stock issued and outstanding immediately before and immediately after the Effective Time of the Reverse Stock Split:

Shares Outstanding	Pre-Split	Post-Split
Common Stock - issued and outstanding as on December 31, 2025	153,255,345	4,789,230
Common Stock - issued and outstanding as on December 31, 2024	29,093,289	909,165

All shares of the Company’s Common Stock, per-share data and related information included in the accompanying consolidated financial statements have been retroactively adjusted as though the Reverse Stock Split had been effected to all prior periods presented.

Accounting Treatment and Retroactive Restatement

Subsequent to the issuance of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, the Company effected a 1-for-32 reverse stock split of its issued and outstanding common stock. This Annual Report on Form 10-K, as incorporated by reference into the Company’s Registration Statement on Form S-1, has been revised to reflect the reverse stock split. In accordance with ASC 260-10-55-12, all share and per-share amounts, including all comparative prior period information, have been retroactively restated as if the reverse stock split had occurred at the beginning of the earliest period presented. Proportionate adjustments have also been made to the number of shares issuable upon exercise or conversion and to the exercise or conversion prices of the Company’s outstanding stock options, warrants, and convertible notes, consistent with the anti-dilution provisions of the applicable instruments. The par value of common stock was adjusted proportionally, with the difference reclassified from common stock to additional paid-in capital within stockholders’ deficit.